UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 3200, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing
(signature)
W. Richard Mason
Madison Affiliated Companies Legal and Compliance Dept.
Scottsdale, Arizona
July 30, 2010

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total: $217,505(thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE   SHARED   NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- --------- ------ -------- ------
3M Co                          COM        88579Y101     7651    96863 SH       SOLE               96863
ABB Ltd.                       ADR        000375204     5307   307100 SH       SOLE              307100
AT&T Corp                      COM        00206R102      244    10091 SH       SOLE               10091
America Movil- Series L        ADR        02364W105     7081   149070 SH       SOLE              149070
Apache Corp.                   COM        037411105     5180    61532 SH       SOLE               61532
Apple Computers                COM        037833100      204      813 SH       SOLE                 813
Avon Products                  COM        054303102     5481   206825 SH       SOLE              206825
BankAmerica Corp.              COM        060505104     5738   399325 SH       SOLE              399325
Becton Dickinson & Co.         COM        075887109     5793    85677 SH       SOLE               85677
Berkshire Hathaway Class B     COM        084670702     7524    94420 SH       SOLE               94420
CSX Corp                       COM        126408103     5923   119350 SH       SOLE              119350
ChevronTexaco Corp             COM        166764100      273     4018 SH       SOLE                4018
China Mobile Hong Kong Ltd     ADR        16941M109     5255   106365 SH       SOLE              106365
Cisco Systems, Inc.            COM        17275R102     6924   324904 SH       SOLE              324904
Coca Cola Co.                  COM        191216100     5461   108964 SH       SOLE              108964
Colgate Palmolive Co           COM        194162103     7493    95132 SH       SOLE               95132
Danaher Corporation            COM        235851102     7518   202529 SH       SOLE              202529
Diageo Plc                     ADR        25243Q205     5978    95283 SH       SOLE               95283
EMC Corp.                      COM        268648102     7073   386524 SH       SOLE              386524
Exxon Mobil Corporation        COM        30231G102      906    15875 SH       SOLE               15875
Fomento Economico Mexico S.A.B COM        344419106     7074   163940 SH       SOLE              163940
Google                         COM        38259P508     6443    14481 SH       SOLE               14481
H.J. Heinz Co.                 COM        423074103     6432   148820 SH       SOLE              148820
IShares S&P Small-Cap 600 Inde COM        464287804      369     6820 SH       SOLE                6820
ITT Industries                 COM        450911102      684    15228 SH       SOLE               15228
International Business Machine COM        459200101     8008    64853 SH       SOLE               64853
JP Morgan Chase & Co.          COM        46625H100      295     8050 SH       SOLE                8050
Johnson & Johnson              COM        478160104     6849   115959 SH       SOLE              115959
Johnson Controls Inc.          COM        478366107     6581   244925 SH       SOLE              244925
MasterCard                     COM        57636Q104     5732    28730 SH       SOLE               28730
Novartis AG                    ADR        66987V109     7647   158249 SH       SOLE              158249
Petroleo Brasileiro S.A.       ADR        71654V101     7026   235760 SH       SOLE              235760
Procter & Gamble               COM        742718109      362     6035 SH       SOLE                6035
Qualcomm Inc.                  COM        747525103     6693   203800 SH       SOLE              203800
Sasol LTD                      ADR        803866300     5225   148148 SH       SOLE              148148
Schlumberger, Ltd.             COM        806857108     5288    95560 SH       SOLE               95560
Target Corp.                   COM        87612E106     8577   174442 SH       SOLE              174442
Toyota Motor Co                ADR        892331307     3789    55260 SH       SOLE               55260
United Technologies Corp       COM        913017109     8743   134693 SH       SOLE              134693
Vanguard Mid-Cap VIPER         ETF        922908629      214     3647 SH       SOLE                3647
Vanguard Total Stock Market Vi ETF        922908769     1588    30208 SH       SOLE               30208
Wal-Mart Stores                COM        931142103      911    18950 SH       SOLE               18950
iShares MSCI EAFE Index Fund   ETF        464287465     4617    99279 SH       SOLE               99279
iShares MSCI Emerging Markets  ETF        464287234     5137   137648 SH       SOLE              137648
iShares Russell 1000 Index Fun ETF        464287622      214     3750 SH       SOLE                3750